REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2023
REVENUE FROM CONTRACTS WITH CUSTOMERS
Schedule of revenues disaggregated by type of services

	Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
	(As adjusted)	(As adjusted)
Leased and operated revenues	963,727,199	700,022,649	787,814,342	110,961,329
Hotel	391,960,031	338,506,220	490,924,060	69,145,208
Restaurant	571,767,168	361,516,429	296,890,282	41,816,121
Franchise and managed revenues	782,572,078	588,463,368	705,244,948	99,331,673
Hotel	774,359,348	582,441,077	696,321,236	98,074,795
Restaurant	8,212,730	6,022,291	8,923,712	1,256,878
Wholesales and others	221,515,742	180,588,258	134,198,399	18,901,449
Total	1,967,815,019	1,469,074,275	1,627,257,689	229,194,451

Schedule of contract liabilities

	Years Ended December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Advance from customers	25,604,363	22,393,097	3,154,002
Deferred revenue-current	193,352,239	186,281,838	26,237,248
Deferred revenue-non-current	234,374,415	207,905,769	29,282,915
Total contract liabilities	453,331,017	416,580,704	58,674,165

Schedule of components of deferred revenue

	Years Ended December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Initial fees received from franchisees owners	193,210,093	169,240,060	23,836,964
Cash received for membership fees and not recognized as revenue	138,656,460	126,864,736	17,868,524
Cash received for prepaid card and sublease	43,719,235	40,828,943	5,750,636
Deferred revenue related to the membership program	52,140,866	57,253,868	8,064,039
Total deferred revenue	427,726,654	394,187,607	55,520,163